Label	Element	Value
Pacer Swan SOS Conservative (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.20%
Pacer Swan SOS Conservative (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Pacer Swan SOS Conservative (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $380.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)